Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 206,682
2020	141,577
2021	104,775
2022	91,783
2023 and thereafter	103,418
Total minimum lease revenue, net of address commissions	$ 648,235